DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2018
DIVIDENDS [abstract]
Schedule of dividends
	2016	2017	2018

Dividend per ordinary share:
2018 interim dividend - HK$0.30 (2017: interim dividend HK$0.20, 2016: interim dividend HK$0.12) per ordinary share	4,673	7,601	11,890
2017 final dividend - HK$0.30 (2016: final dividend HK$0.23, 2015: final dividend HK$0.25) per ordinary share	9,571	8,847	11,633
2018 final dividend proposed at HK$0.40 (2017: final dividend proposed at HK$0.30, 2016: final dividend proposed at HK$0.23) per ordinary share by the Board of Directors - not recognized as a liability as at the end of the year	9,096	10,830	15,221